Financial assets at amortized cost - Summary of Maturity Analysis of Finance Lease Payments Receivable (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	$ 47,747,131	$ 65,376,414
Present value of minimum lease collections	25,671,951	27,698,842
Principal
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease collections	24,989,716	26,292,421
Interest accrued
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease collections	682,235	1,406,421
Up to 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	15,055,680	19,578,450
Present value of minimum lease collections	5,979,926	5,660,933
From 1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	14,495,003	20,197,364
Present value of minimum lease collections	7,487,274	7,955,625
From 2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	10,521,814	14,779,283
Present value of minimum lease collections	6,563,738	6,710,041
From 3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	3,974,129	7,972,993
Present value of minimum lease collections	2,646,884	4,779,270
From 4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	2,659,573	2,848,324
Present value of minimum lease collections	2,220,798	2,592,973
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	1,040,932	0
Present value of minimum lease collections	$ 773,331	$ 0